Note K - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
K
- Income Taxes

On
December 22, 2017,
the TCJA was signed into law, which included several provisions that affected the Company’s federal income tax expense, which reduced the federal income tax rate to
21%
effective
January 1, 2018.
As a result of the rate reduction, the Company was required to re-measure, through income tax expense in the period of enactment, the deferred tax assets and liabilities using the enacted rate at which these items are expected to be recovered or settled. The re-measurement of the Company’s net deferred tax asset resulted in additional
2017
income tax expense of
$1.8
million

The provision for income taxes consists of the following components:

	2018	2017	2016
Current tax expense	$2,389	$2,579	$2,645
Deferred tax (benefit) expense	(134)	1,907	(725)
Total income taxes	$2,255	$4,486	$1,920

The source of deferred tax assets and deferred tax liabilities at
December 31:

	2018	2017
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,463	$1,631
Unrealized loss on securities available for sale	568	279
Deferred compensation	1,580	1,466
Deferred loan fees/costs	119	130
Other real estate owned	434	377
Accrued bonus	280	234
Purchase accounting adjustments	61	56
Net operating loss	132	148
Other	257	212
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(80)	(78)
FHLB stock dividends	(676)	(676)
Prepaid expenses	(191)	(149)
Depreciation and amortization	(656)	(627)
Other	(3)	(3)
Net deferred tax asset	$3,288	$3,000

The Company determined that it was
not
required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At
December 31, 2018,
the Company’s deferred tax asset related to Section
382
net operating loss carryforwards was
$629,
which will expire in
2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of
21%
in
2018
and
34%
in
2017
and
2016
to income before taxes is as follows:

	2018	2017	2016
Statutory tax	$2,982	$4,078	$3,006
Effect of nontaxable interest	(352)	(514)	(433)
Effect of nontaxable insurance premiums	(218)	(303)	(340)
Income from bank owned insurance, net	(142)	(230)	(239)
Effect of postretirement benefits	20	(78)	(19)
Effect of nontaxable life insurance death proceeds	----	(175)	----
Impact from TCJA	----	1,783	----
Effect of state income tax	33	70	64
Tax credits	(217)	(191)	(211)
Milton Merger Costs	----	4	73
Other items	149	42	19
Total income taxes	$2,255	$4,486	$1,920

At
December 31, 2018
and
December 31, 2017,
the Company had
no
unrecognized tax benefits. The Company does
not
expect the amount of unrecognized tax benefits to significantly change within the next twelve
months. As previously reported, the Internal Revenue Service (“IRS”) had proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers. Loan Central consequently appealed this matter within the IRS, and felt confident that it was highly unlikely that the penalty recommendation would be sustained. In the third
quarter of
2018,
Loan Central was notified by the IRS that their penalties had been abated and that no
liability exists regarding the case against them. As a result, the Company did not
recognize any interest and/or penalties related to this matter.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no
longer subject to federal or state examination for years prior to
2015.
  The tax years
2015
-
2017
remain open to federal and state examinations.